Additional Financial Information of Parent Company - Schedule I Balance Sheets (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS
Cash and cash equivalents	$ 96,615,599	¥ 630,416,786		¥ 711,205,698	¥ 1,298,565,042
Other current assets	2,457,424	16,034,692		4,984,541
Total current assets	115,665,039	754,714,381		826,608,777
Investment in subsidiaries and VIE	15,378,070	100,341,909		107,541,000
Total Assets	216,306,868	1,411,402,316		1,549,746,943
LIABILITIES
Other current liabilities	9,158,593	59,759,820		78,201,072
Total Liabilities	40,895,075	266,840,367		350,930,835
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,737,272 and 199,051,046 shares issued and outstanding, as of December 31, 2019 and 2020, respectively)	95,510	623,201		632,601
Additional paid-in capital	176,064,923	1,148,823,625		1,150,352,309
Retained earnings	(7,499,644)	(48,935,177)		(17,567,529)
Accumulated other comprehensive income	5,812,902	37,929,187		54,141,670
Total Jupai shareholders' equity	174,473,691	1,138,440,836		1,187,559,051
Total Liabilities and Equity	216,306,868	1,411,402,316		1,549,746,943
Parent Company
ASSETS
Cash and cash equivalents	3,001,111	19,582,251	$ 6,136,952	40,043,612	¥ 10,424,536	¥ 147,457,957
Other current assets	408,844	2,667,707		535,595
Total current assets	3,409,955	22,249,958		40,579,207
Investment in subsidiaries and VIE	144,493,640	942,821,008		963,676,905
Loan to subsidiaries	28,756,030	187,633,095		200,610,890
Total Assets	176,659,625	1,152,704,061		1,204,867,002
LIABILITIES
Other current liabilities	314,255	2,050,517		4,250,542
Amounts due to related parties - non-current	1,871,679	12,212,708		13,057,409
Total Liabilities	2,185,934	14,263,225		17,307,951
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,737,272 and 199,051,046 shares issued and outstanding, as of December 31, 2019 and 2020, respectively)	95,510	623,201		632,601
Additional paid-in capital	176,064,923	1,148,823,625		1,150,352,309
Retained earnings	(7,499,644)	(48,935,177)		(17,567,529)
Accumulated other comprehensive income	5,812,902	37,929,187		54,141,670
Total Jupai shareholders' equity	174,473,691	1,138,440,836		1,187,559,051
Total Liabilities and Equity	$ 176,659,625	¥ 1,152,704,061		¥ 1,204,867,002